Total
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF - Class
Highest/Lowest quarterly results during this time period were: Highest 12.59% (quarter ended March 31, 2019) Lowest (18.42)% (quarter ended December 31, 2018)
Davis Select U.S. Equity ETF
 <big> Fund Summary: Davis Select U.S. Equity ETF </big>
 <big> Investment Objective </big>
The Fund seeks long-term capital growth and capital preservation.
 <big> Fees and Expenses of the Fund </big>
The following tables describe the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. Investors may pay other fees such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the Example below, on their purchases and sales of shares.
   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Select U.S. Equity ETF Davis Select U.S. Equity ETF - Class
Management fees	0.55%
Other Expenses (as a percentage of net assets)	0.08%
Total annual fund operating expenses	0.63%
Fee Waiver or Reimbursement (as a percentage of net assets)	none	[1]
Net Expenses (as a percentage of net assets)	0.63%
[1]	Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2021. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees.

 <big> Example </big>
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF - Class | USD ($)	64	202	351	786

 <big> Portfolio Turnover </big>
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
 <big> Principal Investment Strategies </big>

The Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest the Fund's portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund's net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund's portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Each equity fund managed by Davis Advisors utilizes the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of those companies' intrinsic values, based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.

 <big> Principal Risks of Investing in Davis Select U.S. Equity ETF </big>

You may lose money by investing in Davis Select U.S. Equity ETF and the Fund's performance could trail that of other investments. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund include:

  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund's market price may vary from the value of the Fund's underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
  Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund's expenses. The market for the Fund's shares may become less liquid in response to the deteriorating liquidity in the market for the Fund's underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
  Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) Systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) Changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) Non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) Credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) Competition: the financial services sector has become increasingly competitive.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may become illiquid) and could be harder to value than more liquid securities.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Authorized Participant Concentration Risk. Only an Authorized Participant ("AP") (as defined in the "Creations and Redemptions" section of the Fund's prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF's shares. In addition, please note that this could in turn lead to differences between the market price of the ETF's shares and the underlying value of those shares.
  Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or a premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Intraday Indicative Value Risk. The Fund's INAV agent intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the "intraday indicative value" or "IIV"). The IIV should not be viewed as a "real-time" update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV; (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses; and (iv) the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Fund's shares. For example, if the Fund fair values portfolio securities, the Fund's NAV may deviate from the approximate per share value of the Fund's published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
 <big> Performance Results </big>

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns, for the periods indicated, compare with those of the S&P 500 Index, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Annual Total Returns for the years ended December 31

  Davis Select U.S. Equity ETF Average Annual Total Returns
for the periods ended December 31, 2019
Average Annual Total Returns - Davis Select U.S. Equity ETF	1 YEAR	LIFETIME	Inception Date
Davis Select U.S. Equity ETF - Class	30.39%	10.44%	Jan. 11, 2017
Davis Select U.S. Equity ETF - Class | After taxes on distributions	30.05%	9.95%
Davis Select U.S. Equity ETF - Class | After taxes on distributions and sale of fund shares	18.24%	7.99%
S&P 500 Index - reflects no deduction for fees, expenses or taxes	31.49%	14.79%

Davis Select Financial ETF | Davis Select Financial ETF- Class
Highest/Lowest quarterly results during this time period were: Highest 9.99% (quarter ended December 31, 2019) Lowest (13.67)% (quarter ended December 31, 2018)
Davis Select Financial ETF
 <big> Fund Summary: Davis Select Financial ETF </big>
 <big> Investment Objective </big>
The Fund seeks long-term growth of capital.
 <big> Fees and Expenses of the Fund </big>
The following tables describe the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. Investors may pay other fees such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the Example below, on their purchases and sales of shares.
   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Select Financial ETF Davis Select Financial ETF- Class
Management fees	0.55%
Other Expenses (as a percentage of net assets)	0.09%
Total annual fund operating expenses	0.64%
Fee Waiver or Reimbursement (as a percentage of net assets)	none	[1]
Net Expenses (as a percentage of net assets)	0.64%
[1]	Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2021. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees.

 <big> Example </big>

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions that you pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Select Financial ETF | Davis Select Financial ETF- Class | USD ($)	65	205	357	798

 <big> Portfolio Turnover </big>
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
 <big> Principal Investment Strategies </big>

The Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund's net assets plus any borrowings for investment purposes in securities issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund's portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund invests, principally, in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm's principal business activity. Companies with their principal business activity in one of the following areas are considered financial services firms: banks, thrifts and mortgage, specialized finance, consumer finance, asset management, custody, investment banking, brokerage, insurance, financial exchanges and data, and mortgage REITs.

Davis Investment Discipline. Each equity fund managed by Davis Advisors utilizes the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of those companies' intrinsic values, based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.

 <big> Principal Risks of Investing in Davis Select Financial ETF </big>

You may lose money by investing in Davis Select Financial ETF and the Fund's performance could trail that of other investments. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund include:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund's market price may vary from the value of the Fund's underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
  Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund's expenses. The market for the Fund's shares may become less liquid in response to the deteriorating liquidity in the market for the Fund's underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) Systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) Regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) Changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) Non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) Credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) Competition: the financial services sector has become increasingly competitive.
  Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may become illiquid) and could be harder to value than more liquid securities.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Authorized Participant Concentration Risk. Only an Authorized Participant ("AP") (as defined in the "Creations and Redemptions" section of the Fund's prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF's shares. In addition, please note that this could in turn lead to differences between the market price of the ETF's shares and the underlying value of those shares.
  Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or a premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Intraday Indicative Value Risk. The Fund's INAV agent intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the "intraday indicative value" or "IIV"). The IIV should not be viewed as a "real-time" update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV; (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses; and (iv) the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Fund's shares. For example, if the Fund fair values portfolio securities, the Fund's NAV may deviate from the approximate per share value of the Fund's published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
 <big> Performance Results </big>

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns, for the periods indicated, compare with those of the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Annual Total Returns for the years ended December 31

  Davis Select Financial ETF Average Annual Total Returns
for the periods ended December 31, 2019
Average Annual Total Returns - Davis Select Financial ETF	1 YEAR	LIFETIME	Inception Date
Davis Select Financial ETF- Class	26.63%	10.80%	Jan. 11, 2017
Davis Select Financial ETF- Class | After taxes on distributions	25.89%	10.14%
Davis Select Financial ETF- Class | After taxes on distributions and sale of fund shares	16.29%	8.29%
S&P 500 Index - reflects no deduction for fees, expenses or taxes	31.49%	14.79%
S&P 500 Financials Index - reflects no deduction for fees, expenses or taxes	32.13%	11.61%

Davis Select Worldwide ETF | Davis Select Worldwide ETF - Class
Highest/Lowest quarterly results during this time period were: Highest 18.04% (quarter ended March 31, 2019) Lowest (20.35)% (quarter ended December 31, 2018)
Davis Select Worldwide ETF
 <big> Fund Summary: Davis Select Worldwide ETF </big>
 <big> Investment Objective </big>
The Fund seeks long-term growth of capital.
 <big> Fees and Expenses of the Fund </big>
The following tables describe the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. Investors may pay other fees such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the Example below, on their purchases and sales of shares.
   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Select Worldwide ETF Davis Select Worldwide ETF - Class
Management fees	0.55%
Other Expenses (as a percentage of net assets)	0.08%
Total annual fund operating expenses	0.63%
Fee Waiver or Reimbursement (as a percentage of net assets)	none	[1]
Net Expenses (as a percentage of net assets)	0.63%
[1]	Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 0.65% until March 1, 2021. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees.

 <big> Example </big>

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Select Worldwide ETF | Davis Select Worldwide ETF - Class | USD ($)	64	202	351	786

 <big> Portfolio Turnover </big>
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
 <big> Principal Investment Strategies </big>

The Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest the Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Each equity fund managed by Davis Advisors utilizes the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of those companies' intrinsic values, based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

 <big> Principal Risks of Investing in Davis Select Worldwide ETF </big>

You may lose money by investing in Davis Select Worldwide ETF and the Fund's performance could trail that of other investments. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund include:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund's market price may vary from the value of the Fund's underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
  Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund's expenses. The market for the Fund's shares may become less liquid in response to the deteriorating liquidity in the market for the Fund's underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may become illiquid) and could be harder to value than more liquid securities.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund's shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund's domestic trading day. This in turn could lead to differences between the market price of the Fund's shares and the underlying value of those shares.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Authorized Participant Concentration Risk. Only an Authorized Participant ("AP") (as defined in the "Creations and Redemptions" section of the Fund's prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF's shares. In addition, please note that this could in turn lead to differences between the market price of the ETF's shares and the underlying value of those shares.
  Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or a premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Intraday Indicative Value Risk. The Fund's INAV agent intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the "intraday indicative value" or "IIV"). The IIV should not be viewed as a "real-time" update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV; (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses; and (iv) the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Fund's shares. For example, if the Fund fair values portfolio securities, the Fund's NAV may deviate from the approximate per share value of the Fund's published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
 <big> Performance Results </big>

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns, for the periods indicated, compare with those of the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Annual Total Returns for the years ended December 31

  Davis Select Worldwide ETF Average Annual Total Returns
for the periods ended December 31, 2019
Average Annual Total Returns - Davis Select Worldwide ETF	1 YEAR	LIFETIME	Inception Date
Davis Select Worldwide ETF - Class	30.70%	9.99%	Jan. 11, 2017
Davis Select Worldwide ETF - Class | After taxes on distributions	30.04%	9.35%
Davis Select Worldwide ETF - Class | After taxes on distributions and sale of fund shares	18.70%	7.64%
MSCI ACWI (All Country World Index) - reflects no deduction for fees, expenses or taxes	26.60%	11.94%

Davis Select International ETF | Davis Select International ETF - Class
Highest/Lowest quarterly results during this time period were: Highest 18.47% (quarter ended March 31, 2019) Lowest (2.18)% (quarter ended September 30, 2019)
Davis Select International ETF
 <big> Fund Summary: Davis Select International ETF </big>
 <big> Investment Objective </big>
The Fund seeks long-term growth of capital.
 <big> Fees and Expenses of the Fund </big>
The following tables describe the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. Investors may pay other fees such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the Example below, on their purchases and sales of shares.
   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Davis Select International ETF Davis Select International ETF - Class
Management fees	0.55%
Other Expenses (as a percentage of net assets)	0.13%
Total annual fund operating expenses	0.68%
Fee Waiver or Reimbursement (as a percentage of net assets)	none	[1]
Net Expenses (as a percentage of net assets)	0.68%
[1]	Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 0.75% until March 1, 2021. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date, without the consent of the Board of Trustees.

 <big> Example </big>

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This Example does not take into account brokerage commissions that you pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Select International ETF | Davis Select International ETF - Class | USD ($)	69	218	379	847

 <big> Portfolio Turnover </big>
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund"s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.
 <big> Principal Investment Strategies </big>

This Fund is an actively managed exchange-traded fund ("ETF"). Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest the Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (i) organized or located outside of the U.S.; (ii) whose primary trading market is located outside the U.S.; or (iii) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs" and together "Depositary Receipts"). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Each equity fund managed by Davis Advisors utilizes the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of those companies' intrinsic values, based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

 <big> Principal Risks of Investing in Davis Select International ETF </big>

You may lose money by investing in Davis Select International ETF and the Fund's performance could trail that of other investments. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund include:

  Stock Market risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund's market price may vary from the value of the Fund's underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
  Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund's expenses. The market for the Fund's shares may become less liquid in response to the deteriorating liquidity in the market for the Fund's underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may become illiquid) and could be harder to value than more liquid securities.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund's shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund's domestic trading day. This in turn could lead to differences between the market price of the Fund's shares and the underlying value of those shares.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Authorized Participant Concentration Risk. Only an Authorized Participant ("AP") (as defined in the "Creations and Redemptions" section of the Fund's prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value ("NAV") and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF's shares. In addition, please note that this could in turn lead to differences between the market price of the ETF's shares and the underlying value of those shares.
  Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount (or a premium) to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Intraday Indicative Value Risk. The Fund's INAV agent intends to disseminate the approximate per share value of the Fund's published basket of portfolio securities every 15 seconds (the "intraday indicative value" or "IIV"). The IIV should not be viewed as a "real-time" update of the NAV per share of the Fund because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally, at the end of the business day; (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV; (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses; and (iv) the IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market's close, which could affect premiums and discounts between the IIV and the market price of the Fund's shares. For example, if the Fund fair values portfolio securities, the Fund's NAV may deviate from the approximate per share value of the Fund's published basket of portfolio securities (i.e., the IIV), which could result in the market prices for Fund shares deviating from NAV.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
 <big> Performance Results </big>
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns, for the periods indicated, compare with those of the MSCI ACWI (All Country World Index) Ex. USA, a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Annual Total Returns for the years ended December 31

  Davis Select International ETF Average Annual Total Returns
for the periods ended December 31, 2019
Average Annual Total Returns - Davis Select International ETF	1 YEAR	LIFETIME	Inception Date
Davis Select International ETF - Class	29.03%	(0.54%)	Mar. 01, 2018
Davis Select International ETF - Class | After taxes on distributions	28.34%	(0.87%)
Davis Select International ETF - Class | After taxes on distributions and sale of fund shares	17.82%	(0.38%)
MSCI ACWI (All Country World Index) Ex US - reflects no deduction for fees, expenses or taxes	21.51%	2.56%